Shareholder Report, Average Annual Return (Details)	6 Months Ended	10 Months Ended	12 Months Ended	17 Months Ended	22 Months Ended	26 Months Ended	31 Months Ended	42 Months Ended	53 Months Ended	60 Months Ended	62 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	77 Months Ended	80 Months Ended		93 Months Ended	105 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Without Sales Load [Member] | C000191729
Average Annual Return [Line Items]
Average Annual Return, Percent			13.58%							4.19%							4.35%
Without Sales Load [Member] | C000194565
Average Annual Return [Line Items]
Average Annual Return, Percent			10.68%							3.25%							3.72%
Without Sales Load [Member] | C000232992
Average Annual Return [Line Items]
Average Annual Return, Percent			11.92%				3.46%
Without Sales Load [Member] | C000191727
Average Annual Return [Line Items]
Average Annual Return, Percent			11.25%							4.30%						4.33%
Without Sales Load [Member] | C000245668
Average Annual Return [Line Items]
Average Annual Return, Percent		14.62%
Without Sales Load [Member] | C000138373
Average Annual Return [Line Items]
Average Annual Return, Percent			12.26%							3.57%								4.38%
Without Sales Load [Member] | C000211086
Average Annual Return [Line Items]
Average Annual Return, Percent			26.79%							17.22%	16.83%
Without Sales Load [Member] | C000237217
Average Annual Return [Line Items]
Average Annual Return, Percent			31.22%		35.56%
Without Sales Load [Member] | C000237218
Average Annual Return [Line Items]
Average Annual Return, Percent			22.45%		16.63%
Without Sales Load [Member] | C000238398
Average Annual Return [Line Items]
Average Annual Return, Percent			14.15%		8.77%
Without Sales Load [Member] | C000223768
Average Annual Return [Line Items]
Average Annual Return, Percent			16.70%					7.20%
Without Sales Load [Member] | C000152993
Average Annual Return [Line Items]
Average Annual Return, Percent			17.65%							6.80%									5.95%
Without Sales Load [Member] | C000217052
Average Annual Return [Line Items]
Average Annual Return, Percent			25.07%						18.83%
Without Sales Load [Member] | C000196640
Average Annual Return [Line Items]
Average Annual Return, Percent			21.45%							15.65%					13.79%
Without Sales Load [Member] | C000152991
Average Annual Return [Line Items]
Average Annual Return, Percent			21.78%							11.59%									11.03%
Without Sales Load [Member] | C000196639
Average Annual Return [Line Items]
Average Annual Return, Percent			14.88%							5.82%			5.67%
Without Sales Load [Member] | C000196638
Average Annual Return [Line Items]
Average Annual Return, Percent			20.32%							8.97%				7.28%
Without Sales Load [Member] | C000196637
Average Annual Return [Line Items]
Average Annual Return, Percent			14.74%							3.91%			3.37%
Without Sales Load [Member] | C000241385
Average Annual Return [Line Items]
Average Annual Return, Percent			27.85%	29.43%
Without Sales Load [Member] | C000210444
Average Annual Return [Line Items]
Average Annual Return, Percent			26.52%							16.11%		16.04%
Without Sales Load [Member] | C000236536
Average Annual Return [Line Items]
Average Annual Return, Percent			27.94%			20.62%
Without Sales Load [Member] | C000247939
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.92%							0.34%							1.62%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.92%							0.34%							1.62%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.92%				(0.19%)
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.92%							0.34%						1.64%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.63%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.92%							0.34%								1.88%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.14%							0.00%	15.45%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.14%		25.91%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.14%		25.91%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.42%		24.99%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.42%					12.06%
FTSE Developed ex US Net Tax (US RIC) Index
Average Annual Return [Line Items]
Average Annual Return, Percent			18.97%							8.90%									7.15%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.43%						17.94%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%							15.55%					14.16%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%							15.55%									13.78%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.07%							4.79%			4.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.40%							8.61%				6.90%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.07%							4.79%			4.01%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.10%	26.93%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.10%							15.85%		15.66%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.14%			20.41%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%
Xtrackers High Beta High Yield Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			13.26%							4.18%							4.31%
Solactive USD High Yield Corporates Total Market High Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.55%							4.18%							4.35%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%							3.79%							4.13%
Xtrackers Low Beta High Yield Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			10.62%							3.28%							3.72%
Solactive USD High Yield Corporates Total Market Low Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent			10.78%							3.26%							3.75%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%							3.79%							4.13%
Xtrackers Risk Managed USD High Yield ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			11.88%				3.45%
Adaptive Wealth Strategies Risk Managed High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%				3.74%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%				3.74%
Xtrackers Short Duration High Yield Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			11.13%							4.36%						4.34%
Solactive USD High Yield Corporates Total Market 0-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%							4.42%						4.41%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%							3.79%						4.08%
Xtrackers USD High Yield BB-B ex Financials ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent		14.66%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.74%
Xtrackers USD High Yield Corporate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			12.15%							3.60%								4.38%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%							3.79%								4.61%
iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.32%							3.79%								4.59%
Xtrackers S&P 500 ESG ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			26.76%							17.22%	16.81%
S&P 500® ESG Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.97%							17.36%	16.95%
Xtrackers S&P 500 Growth ESG ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			31.16%		35.47%
S&P 500® Growth ESG Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.45%		35.74%
Xtrackers S&P 500 Value ESG ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			22.41%		16.58%
S&P 500® Value ESG Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.69%		16.82%
Xtrackers S&P ESG Dividend Aristocrats ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			14.13%		8.76%
S&P ESG High Yield Dividend Aristocrats® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.37%		8.92%
Xtrackers S&P MidCap 400 ESG ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			16.73%					7.20%
S&P MidCap 400® ESG Index
Average Annual Return [Line Items]
Average Annual Return, Percent			16.92%					7.37%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			18.75%					7.50%
Xtrackers FTSE Developed ex US Multifactor ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			17.70%							6.81%									5.93%
FTSE Developed ex US Comprehensive Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent			18.11%							7.17%									6.44%
Xtrackers MSCI Kokusai Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			25.14%						18.81%
MSCI Kokusai Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.74%						18.46%
Xtrackers Russell 1000 US QARP ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			21.35%							15.67%					13.77%
Russell 1000® 2Qual/Val 5% Capped Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent			21.72%							15.91%					14.04%
Xtrackers Russell US Multifactor ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			21.81%							11.60%									11.02%
Russell 1000® Comprehensive Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent			21.94%							11.73%									11.19%
Xtrackers Emerging Markets Carbon Reduction and CI ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			14.54%							5.74%			5.60%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Average Annual Return [Line Items]
Average Annual Return, Percent			16.44%							6.31%			6.11%
Xtrackers MSCI EAFE ESG Leaders Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%							9.00%				7.33%
MSCI EAFE ESG Leaders Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.35%							8.94%				7.24%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			14.48%							3.81%			3.26%
MSCI Emerging Markets ESG Leaders Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.86%							4.32%			3.80%
Xtrackers MSCI USA Climate Action Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			27.81%	29.36%
MSCI USA Climate Action Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.89%	29.43%
Xtrackers MSCI USA ESG Leaders Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			26.50%							16.12%		16.02%
MSCI USA ESG Leaders Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.63%							16.21%		16.13%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			27.83%			20.60%
Solactive ISS ESG United States Net Zero Pathway Enhanced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.05%			20.69%
Xtrackers RREEF Global Natural Resources ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%
S&P Global Natural Resources Net TR index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%